Interest and similar income and expense and net gain (loss) (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Interest, Similar Income of Financial Assets at Amortized Cost and at Fair Value Through Other Comprehensive Income
a) Interest and similar income of financial assets at amortized cost and at fair value through other comprehensive income

	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Compulsory deposits in the Central Bank of Brazil	2,242	4,734	5,063
Interbank deposits	1,102	1,173	1,080
Securities purchased under agreements to resell	9,832	16,197	17,365
Financial assets at fair value through other comprehensive income	16,982	10,758	9,194
Financial assets at amortized cost	3,629	2,582	2,614
Loan operations	79,503	81,046	73,640
Other financial assets	(28)	1,033	1,368

Total	113,262	117,523	110,324

Summary of Interest and Similar Expense
b) Interest and similar expense

	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Deposits	(17,478)	(18,559)	(17,484)
Securities sold under repurchase agreements	(10,690)	(20,473)	(20,889)
Interbank market funds	(28,878)	(13,231)	(13,587)
Institutional market funds	(8,400)	(6,837)	(6,773)
Financial expense from technical provisions for insurance and private pension	(8,121)	(16,720)	(11,815)
Other	9	(138)	(64)

Total	(73,558)	(75,958)	(70,612)

Schedule of Adjustments to Fair Value of Financial Assets and Liabilities
c) Adjustment to Fair Value of Financial Assets and Liabilities

	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Financial assets at fair value through profit or loss	319	3,628	(4,110)
Derivatives (*)	(9,393)	(70)	(260)
Financial assets designated at fair value through profit or loss	(118)	(64)	(218)
Financial assets at fair value through other comprehensive income	1,107	628	(254)
Financial liabilities at fair value through profit or loss	(9)	—	—
Financial liabilities designated at fair value	38	(24)	8

Total	(8,056)	4,098	(4,834)

(*)	Includes the ineffective derivatives portion related to hedge accounting.